Average Annual Total Returns{- Money Market Portfolio} - 03.31 FIMM Funds Class 2 Combo PRO-10 - Money Market Portfolio - Class II - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	1.07%	0.57%